Schedule of Inventory Impairment by Segment (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Consolidated Segment Data Schedule Of Inventory Impairment By Segment 1	$ 33,833
Consolidated Segment Data Schedule Of Inventory Impairment By Segment 2	647,073
Consolidated Segment Data Schedule Of Inventory Impairment By Segment 3	252,249
Consolidated Segment Data Schedule Of Inventory Impairment By Segment 4	2,201,741
Consolidated Segment Data Schedule Of Inventory Impairment By Segment 5	3,980,525
Consolidated Segment Data Schedule Of Inventory Impairment By Segment 6	126,370
Consolidated Segment Data Schedule Of Inventory Impairment By Segment 7	2,235,574
Consolidated Segment Data Schedule Of Inventory Impairment By Segment 8	4,627,598
Consolidated Segment Data Schedule Of Inventory Impairment By Segment 9	$ 378,619